Investments Subject to Significant Influence and Equity Income (Tables)	12 Months Ended
Dec. 31, 2019
Variable Interest Entity [Line Items]
Investments subject to significant influence

			Equity Income		Percentage
	Carrying Value		For the year ended		of
millions of Canadian dollars	As at December 31		December 31		Ownership
	2019	2018	2019	2018	2019
LIL (1)	$579	$534	$45	$42	49.5
NSPML	554	545	46	45	100.0
M&NP (2)	138	155	22	22	12.9
Lucelec (2)	41	42	3	3	19.1
Bear Swamp (3)	-	-	35	38	50.0
Other Investments	-	40	3	4
	$1,312	$1,316	$154	$154
(1) Emera indirectly owns 100 per cent of the Class B units, which comprises 24.9 per cent of the total units issued. Emera’s percentage ownership in LIL is subject to change, based on the balance of capital investments required from Emera and Nalcor Energy to complete construction of the LIL. Emera’s ultimate percentage investment in LIL will be determined upon final costing of all transmission projects related to the Muskrat Falls development, including the LIL, Labrador Transmission Assets and Maritime Link Projects, such that Emera’s total investment in the Maritime Link and LIL will equal 49 per cent of the cost of all of these transmission developments.
(2) Although Emera’s ownership percentage of these entities is relatively low, it is considered to have significant influence over the operating and financial decisions of these companies through Board representation. Therefore, Emera records its investment in these entities using the equity method.
(3) The investment balance in Bear Swamp is in a credit position, primarily a result of a $179 million distribution received in 2015. Bear Swamp's credit investment balance of $137 million (2018 - $172 million) is recorded in "Other long-term liabilities" on the Consolidated Balance Sheets.

NSPML
Variable Interest Entity [Line Items]
Investments subject to significant influence
Emera accounts for its variable interest investment in NSPML as an equity investment (note 31). NSPML's consolidated summarized balance sheets are illustrated as follows:

As at	December 31
millions of Canadian dollars	2019	2018
Balance Sheets
Current assets	$69	$86
Property, plant and equipment	1,671	1,690
Regulatory assets	177	108
Non-current assets	32	32
Total assets	$1,949	$1,916
Current liabilities	$23	$21
Long-term debt (1)	1,288	1,288
Non-current liabilities	84	62
Equity	554	545
Total liabilities and equity	$1,949	$1,916
(1) The project debt has been guaranteed by the Government of Canada.